SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS
SUBSIDIARY PUBLIC ISSUERS
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2020
Current assets	$36	$390	$2,016	$250	$3,313	$(4,595)	$1,410
Long-term assets	4,936	240	2	22,708	32,152	(28,123)	31,915
Current liabilities	45	6	26	4,232	2,455	(4,593)	2,171
Long-term liabilities	—	—	1,984	139	13,500	(643)	14,980
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	7,813	—	7,813
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,816	—	—	2,816
Preferred equity	—	571	—	—	—	—	571
Preferred limited partners' equity	1,028	—	—	1,039	—	(1,039)	1,028
As at December 31, 2019
Current assets	$32	$408	$1,832	$133	$3,230	$(4,161)	$1,474
Long-term assets	5,428	251	2	25,068	34,500	(31,032)	34,217
Current liabilities	40	7	24	3,918	1,852	(4,163)	1,678
Long-term liabilities	—	—	1,801	300	14,440	(659)	15,882
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	8,742	—	8,742
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	3,315	—	—	3,315
Preferred equity	—	597	—	—	—	—	597
Preferred limited partners' equity	833	—	—	844	—	(844)	833

(1)	Includes investments in subsidiaries under the equity method.

(2)
Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited and Brookfield Renewable Investments Limited, together the "Holding Entities".

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2020
Revenues	$—	$—	$—	$—	$651	$—	$651
Net income (loss)	(11)	—	1	28	358	(365)	11
Three months ended June 30, 2019
Revenues	$—	$—	$—	$1	$786	$—	$787
Net income (loss)	21	—	—	44	414	(370)	109
Six months ended June 30, 2020
Revenues	$—	$—	$—	$—	$1,443	$—	$1,443
Net income (loss)	11	—	1	(35)	690	(536)	131
Six months ended June 30, 2019
Revenues	$—	$—	$—	$—	$1,612	$—	$1,612
Net income (loss)	56	—	2	55	746	(597)	262

(1)	Includes investments in subsidiaries under the equity method.

(2)	Includes the Holding Entities.

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.
See Note 8 – Borrowings for additional details regarding the medium-term borrowings issued by Finco. See Note 9 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.